Cover Cover	Oct. 15, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 15, 2020
Entity Registrant Name	BP Midstream Partners LP
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38260
Entity Tax Identification Number	82-1646447
Entity Address, Address Line One	501 Westlake Park Boulevard
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77079
City Area Code	281
Local Phone Number	366-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Units, Representing Limited Partner Interests
Trading Symbol	BPMP
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001708301